Note 22 Customer Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		€ 502,501	€ 447,646	€ 413,487
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		228,672	215,464	197,780
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		94,699	85,439	92,828
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		52,687	49,267	43,239
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		56,478	52,675	44,237
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		55,571	35,878	30,350
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		14,394	8,922	5,052
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		360,682	331,780	317,543
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		192,222	186,489	179,825
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		77,167	70,133	76,122
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		27,443	23,228	20,423
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		34,150	32,443	26,888
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		24,758	17,170	12,863
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		4,942	2,318	1,422
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	127,397	106,658	91,740
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	23,664	22,501	17,952
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	17,493	14,319	15,067
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	24,794	25,388	21,485
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	22,328	20,232	17,349
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	29,665	17,613	16,257
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[1]	9,452	6,605	3,630
Customer deposits repurchase agreements
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		14,422	9,208	4,204
Customer deposits repurchase agreements | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		12,786	6,474	4
Customer deposits repurchase agreements | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		38	987	1,638
Customer deposits repurchase agreements | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		450	652	1,331
Customer deposits repurchase agreements | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		0	0	0
Customer deposits repurchase agreements | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		1,148	1,095	1,231
Customer deposits repurchase agreements | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		€ 0	€ 0	€ 0

[1]	(1) The balances corresponding to subordinated deposits under this heading were not significant in any of the years presented.